Stock-Based Compensation (Details Textual) (USD $)	3 Months Ended		12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended															1 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended										1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 25, 2011	Aug. 16, 2010	Aug. 03, 2010	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Mar. 31, 2014 Common Stock [Member]	Jan. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Jan. 27, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member] Common Stock [Member]	Dec. 31, 2013 Stock Options Granted To Board Of Directors and Executive Officers For Future Services [Member]	Dec. 31, 2013 Stock Options Granted To Board Of Directors and Executive Officers For Future Services [Member] One Year Period [Member]	Dec. 31, 2013 Stock Options Granted To Board Of Directors and Executive Officers For Future Services [Member] Four Year Period [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Chairman [Member]	Mar. 31, 2014 Third Party Consultant One [Member]	Dec. 31, 2013 Third Party Consultant One [Member]	Dec. 31, 2012 Third Party Consultant One [Member]	Dec. 31, 2013 Third Party Consultant Two [Member]	Dec. 31, 2013 Directors, Consultants And Employees [Member]	Dec. 31, 2012 Directors, Consultants And Employees [Member]	Mar. 31, 2014 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]		Dec. 31, 2012 Restricted Stock [Member]	Mar. 31, 2014 Restricted Stock [Member] Stock Option Grants To Two Advisors For Future Services [Member]	Dec. 31, 2013 Restricted Stock [Member] Stock Option Grants To Two Advisors For Future Services [Member]	Dec. 31, 2013 Restricted Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Restricted Stock [Member] Chief Executive Officer [Member]	Mar. 31, 2014 Employee Stock Option [Member]	Mar. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Employee Stock Option [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Employee Stock Option [Member] Chief Operating Officer [Member]	Dec. 31, 2013 Employee Stock Option [Member] Vendor [Member]	Dec. 31, 2012 Employee Stock Option [Member] Vendor [Member]	Dec. 31, 2013 Employee Stock Option [Member] Employees [Member]	Dec. 31, 2012 Employee Stock Option [Member] Employees [Member]	Dec. 31, 2013 Employee Stock Option [Member] Employees One [Member]	Dec. 31, 2013 Employee Stock Option [Member] Employees One [Member] Maximum [Member]	Dec. 31, 2013 Employee Stock Option [Member] Employees One [Member] Minimum [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member] Board Of Directors [Member]	Dec. 31, 2013 2008 Equity Incentive Plan [Member]	Oct. 30, 2013 2008 Equity Incentive Plan [Member]	Jun. 08, 2012 Series A Preferred Stock 2011 [Member]	Dec. 31, 2013 Series A Preferred Stock 2011 [Member]	Dec. 31, 2012 Series A Preferred Stock 2011 [Member]	Dec. 31, 2011 Series A Preferred Stock 2011 [Member]	Nov. 18, 2011 Series A Preferred Stock 2011 [Member]	Mar. 31, 2014 Series B Preferred Stock 2010 [Member]	Dec. 31, 2013 Series B Preferred Stock 2010 [Member]	Dec. 31, 2012 Series B Preferred Stock 2010 [Member]	Aug. 03, 2010 Series B Preferred Stock 2010 [Member]	Mar. 31, 2014 Series B Preferred Stock 2010 [Member] Common Stock [Member]	Dec. 31, 2013 Series B Preferred Stock 2010 [Member] Common Stock [Member]	Dec. 31, 2012 Series B Preferred Stock 2010 [Member] Common Stock [Member]	Jul. 31, 2012 Series C Preferred Stock 2011 [Member]	Jan. 24, 2014 Series C Preferred Stock 2011 [Member]	Mar. 25, 2011 Series C Preferred Stock 2011 [Member]	Dec. 31, 2013 Series D Preferred Stock 2012 [Member]	Dec. 31, 2012 Series D Preferred Stock 2012 [Member]	Apr. 24, 2012 Series D Preferred Stock 2012 [Member]	Mar. 31, 2014 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Mar. 31, 2014 Series B Convertible Preferred Stock [Member]	Dec. 31, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Aug. 03, 2010 Series B Convertible Preferred Stock [Member]	Feb. 28, 2014 Series B Convertible Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2014 Series C Convertible Preferred Stock [Member]	Dec. 31, 2013 Series C Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized																																																							10,000,000				4,000,000						1,000,000			350,000								4,000,000	4,000,000	4,000,000			146,667	146,667
Preferred stock, par value (in dollars per share)					$ 0.0001																																																		$ 0.0001				$ 1									$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Preferred Stock, Liquidation Preference Per Share																																																							$ 1													$ 10.00											$ 1.00
Reverse Stock Split Ratio				1-for-52.4846
Conversion of Stock, Shares Converted																																																					5,356,000													350,000														25,000
Conversion Blocker Percentage													9.90%																																							9.99%
Shares issued in connection with convertible Series B preferred stock														1,587																																							1,785,333										1,879			1,166,667
Derivative Liability, Fair Value, Gross Liability			$ 1,244,351	$ 153,776																																																$ 105,900		$ 191,630
Preferred stock, shares outstanding																																																				177,906	7,006,000										14,797	146,667												951,250	976,250	2,076,250			146,667	0
Number Of Shares In Each Unit																																																											100,000
Number Of Warrants In Each Unit							3,176
Number Of Shares In Each Share On Conversion					0.12702		0.0635																																																	0.0635
Fully Vested Common Stock Shares Granted During Period																		233,333	300,000			110,667	1,333
Common Stock Granted Fair Value																		437,500	1,487,500			610,400	4,000
Share Based Compensation	316,947	938,751	2,147,763	3,586,431																				805,238	2,140,947									114,759	380,801	1,342,525	1,445,484
Number of Options, Granted												533,333														32,000	502,663	[1]					400,000	59,332					275,667	33,333		31,667		22,035	144,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number															69,000	66,666	140,000												16,666		66,666
Derivative Liability, Fair Value, Net	0		1,001,385																																		134,664																1,472,094
Common Stock, Conversion Basis																																																																			shares at a rate of 3.33 shares of common for each share of 2012 Series D PS
Change in fair value of derivative liability - convertible notes payable	(681,122)	0	149,398	28,244																																																47,876
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																													22 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value			0	0																									720,000
Allocated Share-based Compensation Expense																		437,500	1,487,500		30,450	579,950					270,000		60,000					15,695				291,525	543,948	3,100	19,563	13,070	9,158	11,904	35,490			21,083
Debt Instrument, Convertible, Conversion Price						$ 0.30
Number of Shares, Vested																					4,500									5,556	5,556	150,000	33,333
Weighted Average Exercise Price, Granted																																							$ 3.00	$ 3.00		$ 3.00		$ 3.00		$ 4.50	$ 3.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value								0		555,224																													1,289,250	3,150	48,935				384,387
Payments for Fees																					3,000
Stock Issued During Period, Shares, Issued for Services																					18,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value				25,000							43,042									21,195	35,100									27,668	16,667
Professional Fees																				13,095	25,538		4,000								16,667
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Expected To Vest																				4,500	13,500
Proceeds from Issuance of Preferred Stock and Preference Stock																																																					1,361,000																300,000
Preferred Stock, Shares Issued																																																					1,361,000																							951,250	976,250	2,076,250			146,667	0
Convertible Notes Payable, Current																																																					800,000
Debt Conversion, Converted Instrument, Shares Issued																																																					1,600,000
Payments of Stock Issuance Costs	90,766	0																																																				27,282
Stock Shares Issued To Be Converted																																																					2,335,333
Stock Shares Issued To Be Converted Percentage																																																					86.00%
Number Of Shares Under Price Protection Feature																																																					7,006,000
Percentage Of Ownership Of Investors																																																			9.99%
Stock Issued During Period, Shares, Conversion of Convertible Securities									490,698
Derivative Liability Reclassified Amount																																																					1,992,934
Change in Unrealized Gain (Loss) on Fair Value Hedging Instruments																																																					2,089,744
Common Stock, Shares Authorized	650,000,000		650,000,000	650,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Warrants Issued On Settlement Of Debt				25,000
Warrants Issued On Reverse Split				8,333
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price				$ 3.00								$ 3.00																						$ 3.92
Share Based Compensation Arrangement By Share Based Payment Award Vesting Over Six Month Period																																										10,000
Share Based Compensation Arrangement By Share Based Payment Award Vesting Over Two Year Period																																										16,667
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period																																										5,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options																																				1,002,764
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																										4 years 2 months 12 days	4 years 3 months 18 days									3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																													$ 1.80							$ 2.66
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total																										597,454	620,979
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																																																183,331
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																																																$ 3.45
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period Grant Date Fair Value																																																632,500
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vesting Terms																															The restricted stock vests quarterly over a three year period with the first vesting date being December 31, 2013, subject to continued service on each applicable vesting date. Additionally, the restricted stock will automatically vest under certain circumstances including in the event of a change of control of the Company.
Conversion Of Series Preferred Stock To Common Stock Share								59,302	2,276,031																																											59,302																		(177,906)	(6,828,094)	0	0	0	0
Conversion of Stock, Conversion Price																																																				$ 0.3333					$ 0.0635	$ 0.0635																						$ 0.0635
Conversion Of Series B Preferred Stock To Common Stock Share								69,864	34,931																																															25,000	1,100,000	550,000		1,587	69,864	34,931								0	0	(1,100,000)	(550,000)	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																	284,296	250,000
Dividend Arising From Beneficial Conversion Feature				191,630					0																																																														0		0		0
Share based Compensation Arrangement By Share based Payment Award Options Grants In Period Grant Date Fair Value																																		90,431
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested In Period																					4,500									5,556	5,556	150,000	33,333
Restricted Stock or Unit Expense																										$ 27,668

[1]	Includes 183,331 RSUS granted, but not considered issued or outstanding until vested.